Prospectus Supplement dated May 10, 2005 to:                       225126  5/05
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PUTNAM VARIABLE TRUST                         Prospectuses dated April 30, 2005

In the section entitled "Who manages the funds?" the table entry with respect to Putnam VT High Yield Fund (to the extent that this prospectus otherwise offers this fund) in the table showing the investment management team members who coordinate the management of each fund's portfolio is replaced with the following:



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PUTNAM VT HIGH YIELD FUND
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Core Fixed-Income High-Yield Team
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Portfolio Leader      Joined Fund     Employer           Positions Over Past Five Years
---------------------------------------------------------------------------------------
Paul D. Scanlon           2002        Putnam Management  Team Leader, U.S. High Yield
                                      1999 - Present     Previously, Portfolio Manager;
                                                         Analyst
---------------------------------------------------------------------------------------
Portfolio Member      Joined Fund     Employer           Positions Over Past Five Years
---------------------------------------------------------------------------------------
Robert L. Salvin          2005        Putnam Management  Portfolio Manager
                                      2000 - Present     Previously, Analyst; Equity
                                                         Capital Market Specialist
---------------------------------------------------------------------------------------


HV-5068

PUTNAM INVESTMENTS

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